UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

Three Canal Plaza, Suite 600
Portland, Maine 04101

T. Gibbs Kane, Jr., President
8 Sound Shore Drive
Greenwich, Connecticut 06830

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – December 31, 2022

Item 1.  Reports to Stockholders.

December 31, 2022
(Unaudited)
Dear Investor:
The Sound Shore Fund Investor (SSHFX) and Institutional (SSHVX) class shares advanced 13.18% and 13.25%, respectively, in the 4th quarter of 2022, ahead of the Russell 1000 Value Index (Russell Value) which was up 12.42%. The 2022 full year declines for SSHFX of 10.59% and for SSHVX of 10.40% were behind the Russell Value’s decline of 7.54%.
We are required by FINRA to say that: Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please visit the Fund’s website at www.soundshorefund.com.
The bear market during 2022, which saw the Standard & Poor’s 500 Index (S&P 500) down almost 25% at its September trough and finish the year down 18%, represents the 7th such occurrence in Sound Shore’s nearly 45-year history. The Federal Reserve’s battle to tame inflation, including a 400 basis point increase in the funds rate, clearly took its toll on stocks as it did on most asset classes. Meanwhile, the war in Ukraine and a COVID stimulus hangover both added further pressure, leading to a prolonged
(and unresolved) debate about an impending recession. During the spring and summer market sell-offs, many stocks began to discount a much slower economy. Inclusive of a fourth quarter partial rebound, Sound Shore finished the year well ahead of the
S&P 500, but short of the Russell Value. Although disappointing, it is not uncommon to endure short periods of being out of step with our primary benchmark as we were this year, until value is recognized.
In fact, our recent experience echoes an anecdote from the firm’s early days. After a similarly lackluster 1980 – our second full year in business – we met with the firm’s founding client, Cap Cities Broadcasting and its legendary CEO, the late Tom Murphy.
Following our review of the portfolio’s performance and holdings, Tom turned to us and said with a chuckle, “Well . . . maybe you guys should quit while you’re behind.” Fortunately, Tom and Cap Cities stuck with us and our contrarian value investment process added value above the market for the duration of the 34-year relationship.
More specific to Sound Shore’s 2022 results, we were encouraged by the performance of several holdings that delivered fundamentally, while also receiving credit for that from the market. For sure, our energy holdings were up sharply with that sector, including oil service provider Baker Hughes, with the industry’s best balance sheet, and US producers EOG and Coterra, both of which we sold at target valuations. Away from oil and gas, this diversified roster also included drug giant Merck, manufacturing outsourcer Flex, and medical distributor Cardinal Health. These stocks all rose versus a declining market as stable to improving earnings and cash flow for the year were common to them all.
By contrast, some of our holdings fell quickly to levels that reflected (in our opinion) very severe economic declines as inexpensive valuations compressed even further. Cases in point included women’s pharmaceutical health maker Organon, auto OEM leader
General Motors, and super-regional bank First Republic. Apparel maker PVH was another, as it fell on consumer spending concerns and despite the company’s core business continuing to grow. The stock bottomed during the summer when it traded for five times 2022 earnings and a staggering three times longer-term earnings power, as outlined by the management team at their analyst day in March. With leading brands such as Tommy Hilfiger and Calvin Klein, along with a strong balance sheet to withstand a sales slowdown, PVH is executing well. After a solid report in November, the stock rebounded nicely this quarter.
THREE CANAL PLAZA, PORTLAND, ME 04101 1-800-551-1980

Having been through a number of economic slowdowns as mentioned above, we highlight these holdings as their stock prices went to valuation levels well beyond previous cycles, and for that we are accountable. Most of these holdings were valued at
10 times earnings or less early in 2022, only to trade even lower, despite modest adjustments to their 2022 earnings and free cash flow estimates. Our expectations for what was already discounted in their prices was premature, yet in each case, balance sheets are strong and managements are focused on improving returns and generating free cash. Having said all that, we remain steadfast in executing our strategy, which includes having sober expectations for the economy in 2023.
When you examine similar periods such as the post-1994 market sell off due to the Fed tightening and 2011’s sell off caused by the European crisis, Sound Shore rebounded over the following few years as our portfolio held a lot of value. We believe the current period offers that same potential as only a few times in our history have we seen our portfolio valued as attractively (as evidenced by our price to earnings and price to cash flow multiples) as it is today.
As we exit a volatile 2022, we are especially encouraged by two factors: First, since the market’s pandemic-bear-market bottom in 2020, our results have led both the S&P 500 and the Russell Value. This is similar to prior periods of market correction that provided opportunities for Sound Shore to achieve attractive returns in the coming years, as shown in Exhibit 1. Although they appear directionless, markets are more balanced and less fueled by the mega-cap FAANG stocks. Our process is identifying very good value in this environment, albeit with a realistic expectation that an uncertain economy may require a bit more patience.
Second (but not entirely separate), the market’s value-growth tug of war appears to be changing as well. This is typical of a higher interest rate backdrop, as illustrated in Exhibit 2.
Exhibit 1
Sound Shore performance results after crisis sell-offs:

Exhibit 2
These factors, combined with our team’s intense focus on enduring businesses with the most attractive valuations, should bode well for our investors. While we have every expectation that 2023 may be a difficult year for the global economy - there is no shortage of bearish forecasts – it’s the prices you pay now that can reap rewards later on. Indeed, as referenced above, at December 31, 2022, Sound Shore’s portfolio had a forward price-earnings multiple of 10.4 times consensus estimates, a meaningful discount to the S&P 500 Index at 16.7 times and the Russell 1000 Value Index at 13.8 times. It is our belief that the Sound Shore portfolio has tremendous value, and we have been heartened by longstanding clients that added to their investments during 2022.
Many thanks as always for your investment alongside ours.
Sincerely,
SOUND SHORE FUND
Harry Burn, III
John P. DeGulis
T. Gibbs Kane, Jr.
Co-Portfolio Managers
Important Information
Performance data quoted represents past performance and is no guarantee of future results. The Fund’s Investor Class 1, 5, and 10-year average annual total returns for the period ended December 31, 2022 were -10.59%, 5.14%, and 9.90%, respectively. The Fund’s Institutional Class 1, 5, and 10-year average annual total returns for the same period were -10.40%, 5.32%, and 10.10%, respectively. Fund returns assume the reinvestment of all dividend and capital gain distributions. As stated in the current prospectus, the total annual operating expense ratio (gross) is 0.93% for the
Investor Class and 0.83% for the Institutional Class. The net expense ratio for the Institutional Class is 0.75% pursuant to an expense limitation agreement between the Adviser and the Fund. This agreement is in effect until at least May 1, 2023. The performance for the Institutional Class prior to its inception on 12/9/13 is based on the performance of the Investor Class, adjusted to reflect the lower expense ratio of the Institutional Class
(net of expense reimbursements).
The Standard & Poor’s 500 Index is an unmanaged index representing the average performance of 500 widely held, publicly traded, large capitalization stocks. The 1, 5, and 10-year average annual total returns for the same period were -18.11%, 9.42%, and 12.56%, respectively. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S.
equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.
The 1, 5, and 10-year average annual total returns for the same period were -7.54%, 6.67%, and 10.29%, respectively. The
Russell 1000® Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios and higher expected growth values. It is not possible to invest directly in an Index. Data presented reflects that of the underlying holdings of the Fund, not of the Fund itself. Forward
P/E (estimated price-to-earnings) is a measure of the P/E using forecasted earnings for the P/E calculation. Book value is the accounting value of a company’s assets, minus its liabilities. Return on equity (ROE) is a measure of financial performance calculated by dividing net income by shareholders' equity. FAANG stands for Facebook (now Meta Platforms), Amazon,
Apple, Netflix, and Google (now Alphabet). Basis points is a unit of measure to describe the percentage change in the value of financial instruments or the rate change in an index or other benchmark. OEM is Original Equipment Manufacturer. The price-
to-earnings ratio is a method of measuring a company’s value. The P/E ratio is calculated by dividing the company’s market value per share by the earnings per share (EPS). The price-to-cash flow ratio is a financial multiple that compares a company’s market value to its operating cash flow.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Mid Cap Risk: Securities of medium sized companies may be more volatile and more difficult to liquidate during market downturns than securities of large, more widely traded companies. Foreign
Securities Risk: The Fund may invest in foreign securities primarily in the form of American Depositary Receipts. Investing in the securities of foreign issuers also involves certain special risks, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers including increased risks of adverse issuer, political, regulatory, market or economic developments, changes in currency rates and in exchange control regulations. The Fund is also subject to other risks, including, but not limited to, risks associated with value investing.
The views in this letter were those of the Fund managers as of 12/31/22 and may not necessarily reflect their views on the date this letter is first published or anytime thereafter.

Investment and Performance Comparison (Unaudited)
The following chart reflects a ten-year comparison in the change in value of a hypothetical $10,000 investment in shares of the Investor Class of the Fund, including reinvested dividends and distributions, with a broad-based securities market index.
The Russell 1000 Value Index (the “Russell Value”) measures the performance of the largest 1,000 U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower expected and historical growth values. The Fund is professionally managed, while the Russell Value is unmanaged and is not available for investment. The Russell Value excludes the effect of any expenses, which have been deducted from the Fund’s return. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
SOUND SHORE FUND - INVESTOR CLASS VS. RUSSELL VALUE

Past performance cannot predict nor guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Results of an investment made today may differ substantially from the Fund’s historical performance. Current performance may be lower or higher than the performance data quoted.
1
As stated in the current prospectus, dated May 1, 2022, the total annual fund operating expense ratio (gross) is 0.93% for the Investor Class and 0.83% for the Institutional Class. Subsequently for the fiscal year ended December 31, 2022, the total annual operating expense ratio (gross) for the Investor Class was 0.94% and 0.85% for the Institutional Class, as
shown in the financial highlights. The Institutional Class’ net expense ratio is 0.75% since the Fund Adviser has agreed to reimburse essentially all of the ordinary expenses of the Institutional Class (excluding advisory fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs). This agreement is in effect until at least May 1, 2023. For more information about expense reimbursements please see the Notes to Financial Statements.
AVERAGE ANNUAL TOTAL RETURN as of December 31, 2022
One Year Five Years Ten Years
Sound Shore Fund, Inc. Fund — Investor Class (10.59)% 5.14% 9.90%
Sound Shore Fund, Inc. Fund — Institutional Class (10.40)% 5.32% 10.10%
Russell 1000® Value Index (7.54)% 6.67% 10.29%

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2022
See Notes to Financial Statements.
Sector Weightings
(a)
(as of December 31, 2022)
as a percentage of Net Assets (Unaudited)
Share
Amount Value
Common Stock (96.0%)
(a)
Communication Services ( 2.7% )
Alphabet, Inc., Class A
(b)
273,650 $ 24,144,139
Consumer Discretionary ( 15.8% )
General Motors Co. 826,305 27,796,900
Lennar Corp., Class A 323,995 29,321,548
PVH Corp. 499,615 35,267,823
Tempur Sealy International, Inc. 685,225 23,523,774
Victoria's Secret & Co.
(b)
748,495 26,781,151
142,691,196
Consumer Staples ( 2.7% )
Conagra Brands, Inc. 623,725 24,138,157

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2022
See Notes to Financial Statements.
Share
Amount Value
Energy ( 7.3% )
Baker Hughes Co. 764,950 $ 22,588,974
Kinder Morgan, Inc. 1,289,075 23,306,476
TotalEnergies SE, ADR 316,565 19,652,355
65,547,805
Financials ( 21. 2% )
Bank of America Corp. 658,445 21,807,698
Berkshire Hathaway, Inc., Class B
(b)
103,450 31,955,705
Capital One Financial Corp. 323,230 30,047,461
First Republic Bank/CA 239,550 29,198,750
Morgan Stanley 200,685 17,062,239
SVB Financial Group
(b)
114,715 26,400,510
Wells Fargo & Co. 846,570 34,954,875
191,427,238
Health Care ( 13.5% )
Cardinal Health, Inc. 234,590 18,032,934
Hologic , Inc.
(b)
298,785 22,352,106
Merck & Co., Inc. 214,155 23,760,497
Organon & Co. 1,019,655 28,478,964
Pfizer, Inc. 561,030 28,747,177
121,371,678
Industrials ( 9.2% )
FedEx Corp. 110,525 19,142,930
Huntington Ingalls Industries, Inc. 111,445 25,708,133
PACCAR, Inc. 200,115 19,805,381
The Boeing Co.
(b)
95,330 18,159,412
82,815,856
Information Technology ( 17.1% )
Applied Materials, Inc. 195,570 19,044,607
Flex, Ltd.
(b)
1,868,435 40,096,615
Lam Research Corp. 31,155 13,094,446
Micron Technology, Inc. 369,475 18,466,360
NXP Semiconductors NV 176,730 27,928,642
Oracle Corp. 428,440 35,020,686
153,651,356

See Notes to Financial Statements.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2022
Share
Amount Value
Materials ( 2.1% )
Cleveland-Cliffs, Inc.
(b)
1,187,415 $ 19,129,256
Utilities ( 4.4% )
Vistra Corp. 1,712,065 39,719,908
Total Common Stock (96.0%) (cost $725,615,375) 864,636,589
Short-Term Investment ( 4 . 0% )
Money Market Fund (4.0%)
First American Government Obligations Fund, Class X, 4.09%
(c)
35,329,961 35,329,961
Total Short-Term Investment (4.0%) (cost $35,329,961) 35,329,961
Investments, at value (100.0%) (cost $760,945,336) $ 899,966,550
Other Assets Less Liabilities (0.0%) 368,726
Net Assets (100.0%) $ 900,335,276
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s class X shares 7-day yield as of December 31, 2022.
ADR American Depositary Receipt

Sound Shore Fund, Inc.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $760,945,336) $ 899,966,550
Receivables:
Capital shares sold 436,820
Dividends 1,482,830
Foreign tax reclaims 231,112
Prepaid expenses 67,563
Total Assets
902,184,875
LIABILITIES
Payables:
Capital shares redeemed 1,139,339
Accrued liabilities:
Advisory fees 556,799
Administrator fees 12,500
Transfer agent fees and expenses 53,020
Custodian fees 12,761
Compliance and Treasurer Services fees and expenses 15,750
Professional fees 42,500
Other accrued liabilities 16,930
Total Liabilities
1,849,599
Net Assets
$ 900,335,276
COMPONENTS OF NET ASSETS
Common stock, at Par Value $ 25,529
Paid-in Capital 765,934,570
Distributable earnings 134,375,177
Net Assets
$ 900,335,276
NET ASSET VALUE
Net Assets - Investor Class Shares $ 519,226,635
Shares Outstanding - Investor Class (100,000,000 shares authorized, par value $0.001) 14,793,140
Net Asset Value (offering & redemption price per share) - Investor Class Shares $ 35.10
Net Assets - Institutional Class Shares $ 381,108,641
Shares Outstanding - Institutional Class (100,000,000 shares authorized, par value $0.001) 10,736,142
Net Asset Value (offering & redemption price per share) - Institutional Class Shares $ 35.50

Sound Shore Fund, Inc.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022
See Notes to Financial Statements.
INVESTMENT INCOME
Income:
Dividend income
(net of foreign withholding taxes of $217,554)
$ 20, 053 , 084
Total Income
20, 053 , 084
Expenses:
Advisory fees (Note 3 ) 8,008,592
Administrator fees 158,661
Transfer agent fees and expenses - Investor Class Shares 613,775
Transfer agent fees and expenses - Institutional Class Shares 56,245
Custodian fees 80,671
Compliance and Treasurer Services fees and expenses (Note 3 ) 153,963
Directors' fees and expenses (Note 3 ) 192,090
Professional fees 102,500
Registration fees - Investor Class Shares 25,412
Registration fees - Institutional Class Shares 25,480
Printing and postage fees - Investor Class Shares 47,370
Printing and postage fees - Institutional Class Shares 30,302
Miscellaneous 96,363
Total Expenses 9,591,424
Expense Reimbursements - Institutional Class Shares (Note 3 )
(465,466)
Net Expenses
9,125,958
Net Investment Income
1 0 , 92 7, 126
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments 29, 909 , 371
Net change in unrealized appreciation (depreciation) on investments
(16 8 , 798 , 515 )
Net realized and unrealized loss on investments
(13 8 , 889 , 144 )
Net decrease in net assets from operations
$ (127,962,018)

Sound Shore Fund, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Year Ended December 31,
2022 2021
Operations:
Net investment income $ 1 0 , 927 , 126 $ 11,710,053
Net realized gain on investments 29, 909 , 371 265,625,978
Net change in unrealized
appreciation (depreciation)
on investments (16 8 , 798 , 515 ) (14,100,501)
Increase (decrease) in net assets from operations
(127,962,018) 263,235,530
Distributions to shareholders:
Investor Class Shares (24,089,369) (149,441,808)
Institutional Class Shares (18,465,211) (124,411,263)
Total distributions to shareholders
(42,554,580) (273,853,071)
Net capital share transactions (Note 6 ):
Investor Class Shares (59,444,715) 35,265,160
Institutional Class Shares (116,267,466) 63,302,817
Total capital share transactions
(175,712,181) 98,567,977
Total increase (decrease)
(346,228,779) 87,950,436
NET ASSETS
Beginning of the year
1,246,564,055 1,158,613,619
End of the year
$ 900,335,276 $ 1,246,564,055

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
December 31, 2022
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, if any, at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note
3, as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022
hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs pursuant to its fair valuation procedures if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a
NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the Adviser’s fair valuation procedures. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of December 31, 2022:

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022
At December 31, 2022 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding tax, which is accrued as applicable. Investment income, realized and unrealized gains and losses and certain Fund-level expenses are allocated to each class based on relative average daily net assets. Certain expenses are incurred at the class level and charged directly to that particular class. Class level expenses are denoted as such on the Fund’s Statement of Operations.
c. Dividends and Distributions to Shareholders
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to class-specific fee waivers and expenses. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semiannually. Capital gains, if any, are distributed to shareholders at least annually. The Fund determines its net investment income and capital gains distributions in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a return of capital.
d. Federal Taxes
The Fund intends to qualify each year as a regulated investment company and to distribute substantially all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to federal taxation. Therefore, no federal income or excise tax provision is required. For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require the Fund to record a tax liability or would otherwise require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities
(i.e., generally, the last three tax year-ends 2019 – 2021, and the interim tax year since then).
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 864,636,589 $ – $ – $ 864,636,589
Money Market Fund 35,329,961 – – 35,329,961
Total Investments $ 899,966,550 $ – $ – $ 899,966,550

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022
3. Fees and Expenses
Investment Adviser
The Fund’s investment adviser is Sound Shore Management, Inc. (the “Adviser”). Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets. Pursuant to an expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class, excluding advisory fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs until at least May 1, 2023. This reimbursement is shown on the Statement of Operations as a reduction of expenses, and such amounts are not subject to future recoupment by the
Adviser.
Other Services
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services)
(“Apex”), provides certain administration and portfolio accounting services to the Fund. US Bank, N.A. (“US Bank”) serves as custodian to the Fund.
Apex provides transfer agency services to the Fund.
The Fund also has agreements with various financial intermediaries and “mutual fund supermarkets” under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries effectively provide subtransfer agent services that the Fund’s transfer agent would have otherwise had to provide. In recognition of this, the transfer agent, the Fund and the
Fund’s Adviser have entered into an agreement whereby the transfer agent agrees to pay financial intermediaries a portion of the amount denoted on the Statement of Operations as “Transfer agent fees and expenses — Investor Class Shares” that it receives from the Fund for its services as transfer agent for the Investor Class and the Adviser agrees to pay the excess, if any, charged by a financial intermediary for that class.
Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser,
Apex, US Bank, or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.
Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer and Anti-Money Laundering Officer to the Fund as well as some additional compliance support functions. Under a Treasurer Services Agreement with the Fund, Foreside Management Services,
LLC (“FMS”), an affiliate of the Distributor, provides a Treasurer to the Fund. Neither the Distributor, FFOS, FMS, nor
their employees that serve as officers of the Fund, have any role in determining the investment policies of or securities to be purchased or sold by the Fund.
Effective July 28, 2022, the Fund pays each director who is not an “interested person” of the Fund, as defined in Section 2(a)
(19) of the Act (“Independent Director”), quarterly fees of $5,000, plus $10,000 per quarterly meeting attended in-person or telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit committee receives a quarterly fee of $2,500. Prior to July 28, 2022, the Fund paid each Independent Director quarterly fees of $5,000, plus $10,000 per quarterly in-person meeting, $4,000 per quarterly meeting attended telephonically, and $2,000 per special meeting attended in person or telephonically. In addition, the Chairman of the Audit Committee received a quarterly fee

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022
of $2,500. During the year ended December 31, 2022, each Independent Director received the standard in-person meeting fee for attendance at regularly scheduled meetings of the Board held by video conference as a result of the onset of the COVID-19 pandemic.
Certain Officers and Directors of the Fund are officers, directors, or employees of the aforementioned companies.
4. Purchases and Sales of Securities
The cost of securities purchased and proceeds from sales of securities (excluding short-term investments) for the fiscal year ending December 31, 2022, aggregated $741,840,904 and $927,476,288, respectively.
5. Federal Income Tax
Cost for federal income tax purposes is $766,824,784 and net unrealized appreciation consists of:
Distributions during the fiscal years
ended December 31, 2022 and December 31, 2021
were characterized for tax purposes as
follows:
Components of net assets on a federal income tax basis at December 31, 2022, were as follows:
At December 31, 2022, the Fund, for federal income tax purposes, had no capital loss carryforwards.
Gross Unrealized Appreciation $ 1 69 , 314 , 344
Gross Unrealized Depreciation (36,172,578)
Net Unrealized Appreciation $ 133,141,766
2022 2021
Ordinary Income $ 9, 763 ,244 $ 78,798,207
Long-Term Capital Gain 32,791,336 195,054,864
Total Taxable Distributions $ 42, 554 , 580 $ 273,853,071
Par Value + Paid-in Capital $ 765,960,099
Undistributed Ordinary Income 1,163,889
Undistributed Long-Term Gain 69,522
Net Unrealized Appreciation 133,141,766
Net Assets $ 900,335,276

Sound Shore Fund, Inc.
NOTES TO FINANCIAL STATEMENTS (Concluded)
December 31, 2022
6. Capital Stock
Transactions in capital stock for the years ended December 31, 2022 and December 31, 2021, were as follows:
7. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Effective January 6, 2023, Jack Huntington was approved to replace Nancy Tyminski as Chief Compliance
Officer/Anti-Money Laundering Compliance Officer by the Board. Management has concluded that no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
For the Year Ended December 31, 2022
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
490,156 $ 19,038,484 801,949 $ 31,364,795
Reinvestment of dividends
660,766 22,866,989 508,787 17,807,256
Redemption of shares
(2,670,496) (101,350,188) (4,413,268) (165,439,517)
Net decrease from capital transactions
(1,519,574) $ (59,444,715) (3,102,532) $ (116,267,466)
For the Year Ended December 31, 2021
Investor Class Institutional Class
Shares Amount Shares Amount
Sale of shares
431,771 $ 20,609,970 968,105 $ 47,405,245
Reinvestment of dividen ds
3,423,895 141,544,950 2,936,531 122,637,322
Redemption of shares
(2,702,428) (126,889,760) (2,216,481) (106,739,750)
Net increase from capital transactions
1,153,238 $ 35,265,160 1,688,155 $ 63,302,817

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year
.
For the Year Ended December 31,
2022 2021 2020 2019 2018
Investor Class Shares
Net Asset Value, Beginning of Year
$ 41.16 $ 42.29 $ 42.41 $ 37.03 $ 45.89
Investment Operations
Net investment income (a) 0.3 6 0.41 0.30 0.40 0.50
Net realized and unrealized gain (loss) on
investments
(4.7 5 ) 9.66 2.90 8.20 (6.27)
Total from Investment Operations
(4.39) 10.07 3.20 8.60 (5.77)
Distributions from
Net investment income (0.35) (0.44) (0.32) (0.39) (0.51)
Net realized gains
(1.32) (10.76) (3.00) (2.83) (2.58)
Total Distributions
(1.67) (11.20) (3.32) (3.22) (3.09)
Net Asset Value, End of Year
$ 35.10 $ 41.16 $ 42.29 $ 42.41 $ 37.03
Total Return
(10.59)% 23.76% 7.78% 23.26% (12.62)%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $519,227 $671,380 $641,165 $853,588 $945,244
Ratios to Average Net Assets:
Expenses 0.94% 0.93% 0.93% 0.91% 0.90%
Net Investment Income 0.9 4% 0.85% 0.80% 0.95% 1.10%
Portfolio Turnover Rate (b) 72% 44% 77% 46% 56%
(a) Calculated based on average shares outstanding during each year.
(b) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Sound Shore Fund, Inc.
FINANCIAL HIGHLIGHTS (Concluded)
These financial highlights reflect selected data for a share outstanding throughout each year
.
For the Year Ended December 31,
2022 2021 2020 2019 2018
Institutional Class Shares
Net Asset Value, Beginning of Year
$ 41.56 $ 42.59 $ 42.65 $ 37.19 $ 46.06
Investment Operations
Net investment income (a) 0.4 3 0.51 0.37 0.47 0.58
Net realized and unrealized gain (loss) on
investments
(4. 7 8 ) 9.70 2.93 8.25 (6.32)
Total from Investment Operations
(4.35) 10.21 3.30 8.72 (5.74)
Distributions from
Net investment income (0.39) (0.48) (0.36) (0.43) (0.55)
Net realized gains
(1.32) (10.76) (3.00) (2.83) (2.58)
Total Distributions
(1.71) (11.24) (3.36) (3.26) (3.13)
Net Asset Value, End of Year
$ 35.50 $ 41.56 $ 42.59 $ 42.65 $ 37.19
Total Return
(10.40)% 23.95% 7.98% 23.50% (12.50)%
Ratios/Supplemental Data
Net Assets at End of Year (in thousands) $381,109 $575,184 $517,449 $684,295 $721,916
Ratios to Average Net Assets:
Expenses (gross) (b) 0.85% 0.83% 0.84% 0.82% 0.81%
Expenses (net) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income 1. 1 3% 1.03% 0.98% 1.12% 1.27%
Portfolio Turnover Rate (c) 72% 44% 77% 46% 56%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and the Shareholders of Sound Shore Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Sound Shore Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December
31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-
year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.
Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of the Sound Shore Fund, Inc. since 2016.
Philadelphia, Pennsylvania
February 23, 2023

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
December 31, 2022
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Adviser’s Chief Compliance Officer as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on July 28, 2022.
The Program Administrator’s report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule and the Fund’s liquidity risk is “low.” No significant liquidity events impacting the Fund were noted in the report.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1,
2022 through December 31, 2022.
Actual Expenses -
The Actual Return lines of the table below provide information about actual account values and actual expenses for each share class. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual Return line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during this period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2022
Hypothetical Example for Comparison Purposes -
The Hypothetical Return lines of the table below provide information about hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year (Unaudited)
Income Dividends -
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund paid income dividends of $9,763,244 for the tax year ended December 31, 2022, of which $0 were short-term capital gain dividends. The Fund designated 100.00% of its income dividend distributed as qualifying for the corporate dividends-
received deductions (DRD) and 100.00% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal
Revenue Code. The Fund also designates 0% of its income dividends as qualified interest income (QII) and 0% as qualified short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Capital Gain and other distributions -
The Fund paid long-term capital gain dividends of $32,791,336.
Beginning
Account Value
July 1, 2022
Ending
Account Value
December 31,
2022
Expenses
Paid During
Period
*
Investor Class Actual Return $ 1,000.00 $ 1,043.42 $ 4 . 89
Investor Class Hypothetical Return $ 1,000.00 $ 1, 020 . 42 $ 4. 84
Institutional Class Actual Return $ 1,000.00 $ 1,044 . 34 $ 3. 86
Institutional Class Hypothetical Return $ 1,000.00 $ 1,021. 42 $ 3. 82
* Expenses are equal to the Investor Class' and Institutional Class' annualized expense ratios of 0.95% and 0.75% respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent one-half year period.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2022
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at
www.soundshorefund.com. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at
www.sec.gov under the name of the Sound Shore Fund.
The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available, without charge and upon request, by calling (800) 551-1980 or by visiting the Fund’s website at www.soundshorefund.com. This information is available on the SEC’s website at www.sec.gov under the name of the Sound Shore Fund.
Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. This information is available on the SEC’s website at www.sec.gov under the name of the Sound Shore Fund.

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2022
Directors and Officers of the Fund
The following is relevant information regarding Directors and Officers of the Fund:
(1)
Terms of Service is until his/her successor is elected or qualified or until his/her earlier resignation or removal.
Name, Address and
Birth Date Position(s) With the Fund
Length of Time
Served
(1)
Principal Occupation(s)
During the Past Five Years
Other Directorships
Held by Director
Independent Directors
Harry W. Clark
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: March 1949
Director; Audit Committee
(member); Nominating
Committee (member)
January 2006 to
present
Managing Partner, Stanwich Group LLC
(public policy consulting firm) since January
2001; Senior Counselor, Brunswick Group
LLC (international financial communications
consulting firm) since January 2005.
Director, U.S. Chamber
of Commerce
Foundation since 2005.
H. Williamson Ghriskey, Jr.
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: May 1944
Director; Audit Committee
(member); Nominating
Committee (member)
January 2006 to
present
Senior Managing Director/Portfolio
Management, First Republic Investment
Management (investment counseling firm)
since September 1978.
Past President of
Investment Advisor
Association 1990-1992.
David Blair Kelso
c/o Sound Shore Fund, Inc.
Three Canal Plaza, Suite 600
Portland, ME 04101
Birth Date: September 1952
Lead Independent Director;
Audit Committee (Chair);
Nominating Committee (Chair);
Audit Committee Financial
Expert
January 2006 to
present
Managing Partner, Kelso Advisory Services
(consulting firm), since October 2003;
Trustee Emeritus, Connecticut College,
since October 2007; Trustee, Darden School
of Business Administration, University
of Virginia, since October 2015; Director,
Round Hill Development Corp. (resort
development firm), since 2006; Trustee,
New Orleans Museum of Art, since
February 2016; Director, Aspen Holdings,
Inc. (insurance firm), (2005 – April 2011);
Executive Vice President, Strategy & Finance,
Aetna, Inc. (insurance firm); Chairman Aetna
Life Insurance Company, (September 2001
– September 2003); Chief Financial Officer,
Executive Vice President, and Managing
Director, Chubb, Inc. (insurance firm),
August 1996 –August 2001.
Director, EXL Service
Holdings, Inc. (since
July 2006) Director,
Assurant, Inc. (March
2007 - February 2015).

Sound Shore Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)(Concluded)
December 31, 2022
(1)
Terms of Service is until his/her successor is elected or qualified or until his/her earlier resignation or removal.
(2)
Harry Burn, III and T. Gibbs Kane, Jr. are “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act by virtue of their position as shareholders, senior officers, and Directors of the Adviser. Each is a portfolio manager of the Fund.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Fund’s Directors. The SAI is available without charge, by contacting the Fund at
(800) 551-1980.
Name, Address and
Birth Date Position(s) With the Fund
Length of Time
Served
(1)
Principal Occupation(s)
During the Past Five Years
Other Directorships
Held by Director
Interested Directors
(2)
Harry Burn, III, M.B.A.
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: January 1944
Chairman and Director April 1985 to
present
(Chairman
September 1992
to present)
Co-Chairman and Director, Sound Shore
Management, Inc., since 1978; Chartered
Financial Analyst.
T. Gibbs, Kane, Jr.
(2)
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: May 1947
President and Director April 1985 to
present
Co-Chairman and Director, Sound Shore
Management, Inc., since 1977; Chartered
Financial Analyst.
Officers
Lowell E. Haims
8 Sound Shore Drive
Greenwich, Connecticut
06830
Birth Date: May 1967
Secretary October 2010 to
present
Chief Administrative Officer, Sound Shore
Management, Inc., since October 2005;
Chief Compliance Officer, Sound Shore
Management Inc., since June 2007; Chartered
Financial Analyst.
Charles S. Todd
Three Canal Plaza
Portland, ME 04101
Birth Date: September 1971
Treasurer June 2009 to
present
Managing Director, ACA Global, LLC
(formerly Foreside Financial Group LLC),
since 2015.
Nancy J. Tyminski
899 Cassatt Road
400 Berwyn Park
Suite 110
Berwyn, Pennsylvania 19312
Birth Date: November 1962
Chief Compliance Officer/
AMLCO
June 2019 to
January 2023
Director, ACA Global, LLC (formerly
Foreside Fund Financial Group, LLC) (June
2019 to January 2023); Senior Due Diligence
Officer, Foreside Financial Group, LLC (2015
– 2019); Deputy Chief Compliance Officer,
PNC Funds, PNC Bank, N.A. (2011 – 2015).

Investment Adviser
Sound Shore Management, Inc.
Greenwich, Connecticut
Administrator
Apex Fund Services
Portland, Maine
Distributor
Foreside Fund Services, LLC
Portland, Maine
www.foreside.com
Transfer and Distribution Paying Agent
Apex Fund Services
Portland, Maine
Custodian
US Bank, N.A.
Milwaukee, Wisconsin
Fund Counsel
Sullivan and Worcester LLP
New York, New York
Independent Registered
Public Accounting Firm
BBD, LLP
Philadelphia, Pennsylvania

Annual Report
December 31, 2022
207-ANR-1222
This report is submitted for the general
information of the shareholders of the Fund. It
is not authorized for distribution to prospective
investors in the Fund unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
objectives and policies, experience of its
management, and other information.
SOUND SHORE FUND, INC.
Three Canal Plaza
Portland, ME 04101
www.soundshorefund.com
(800) 551-1980

Item 2. Code of Ethics.
Sound Shore Fund, Inc. maintains a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by the Report, there were no amendments to the Code of Ethics as filed nor were there any waivers from its provisions granted.

Item 3. Audit Committee Financial Expert.
The Board of Directors has determined that David Blair Kelso, who meets the definition of an independent director as specified by Item 3, is an “audit committee financial expert” as that term is defined by applicable regulator guideline.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $20,000 in 2022 and $20,000 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item 4 were $0 in 2022 and $0 in 2021.

(c) Tax Fees – The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning (“Tax Fees”) were $2,500 in 2022 and $2,500 in 2021. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees – There were no other fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pre-Approval Requirements for Audit and Non-Audit Services. The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” to be provided to Sound Shore Management, Inc. (“Sound Shore Management”), the Fund’s investment adviser, by the Fund’s independent auditor if the engagement relates to the operations and financial reporting of the Fund. The Audit Committee considers whether fees paid by Sound Shore Management for audit and permissible non-audit services are consistent with the independent auditor’s independence. Pre-approval of any permissible non-audit services provided to the Fund is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund constitutes not more than 5% of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the Fund at the time of engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or its authorized delegate(s). Pre-approval of permissible non-audit services rendered to Sound Shore Management is not required if provided. The Audit Committee may delegate to one or more of its members authority to pre-approve permissible non-audit services to be provided to the Fund. Any pre-approval determination of a delegate will be presented to the full Audit Committee at its next meeting.

(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f) Not applicable as less than 50%.

(g) The aggregate fees billed in the Reporting Periods for Non-Audit Services by the principal accountant to the Registrant were $2,500 in 2022 and $2,500 in 2021. The non-audit fees billed by the Registrant’s principal accountant for non-audit services provided to the Sound Shore Management (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant affiliated were $15,000 in 2022 and $4,500 in 2021.

(h) The Registrant’s Audit Committee considers the provision of any non-audit services rendered to the investment adviser, to the extent applicable, in evaluating the independence of the Registrant’s principal accountant. Any services provided by the principal accountant to the Registrant or to Sound Shore Management requiring pre-approval were pre-approved.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a)	Included as part of the report to stockholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13. Exhibits.
(a)(1)
A copy of the Code of Ethics (Exhibit filed herewith).

(a)(2)
Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOUND SHORE FUND, INC.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	02/17/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date	02/17/2023

By	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date	02/17/2023